Segment information	9 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Segment information	Segment information
We are engaged in agricultural, manufacturing and land transformation activities.

Our agricultural activities consist of (i) harvesting certain agricultural products, including crops, rough rice, and sugarcane, either for sale to third parties or for our own internal use as inputs in manufacturing processes, and (ii) producing fluid milk.

Our manufacturing activities consist of (i) selling manufactured products, including processed peanuts, sunflower rice, sugar, ethanol and energy, among others, (ii) producing UHT and UP milk, powder milk and semi-hard cheese, among others; and (iii) providing services, such as grain warehousing and conditioning and handling and drying services, among others.

Our land transformation activities relate to the acquisition of farmlands or businesses with underdeveloped or underutilized agricultural land and the implementation of production technology and agricultural best practices on these farmlands to enhance yields and increase their value for potential realization through sale.

According to IFRS 8, operating segments are identified based on the ‘management approach’. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. Our CODM is the Management Committee. IFRS 8 stipulates external segment reporting based on our internal organizational and management structure and on internal financial reporting to the chief operating decision maker.

Based on the foregoing, we operate in two major lines of business, namely, “Farming” and “Sugar, Ethanol and Energy”.

•The ‘Farming’ business is further comprised of three reportable segments:

•‘Crops’ Segment which consists of planting, harvesting and sale of grains, oilseeds and fibers (including wheat, corn, soybeans, peanuts, cotton and sunflowers, among others), and to a lesser extent the provision of grain warehousing/conditioning and handling and drying services to third parties. Each underlying crop in this segment does not represent a separate operating segment. Management seeks to maximize the use of the land through the cultivation of one or more type of crops. Types and surface amount of crops cultivated may vary from harvest year to harvest year depending on several factors, some of them out of our control. Management is focused on the long-term performance of the productive land, and to that extent, the performance is assessed considering the aggregated combination, if any, of crops planted in the land. A single manager is responsible for the management of operating activity of all crops rather than for each individual crop.

•‘Rice’ Segment which consists of planting, harvesting, processing and marketing of rice.

•‘Dairy’ Segment which consists of the production and sale of raw milk and industrialized products, including UHT, cheese and powder milk among others.

•‘Sugar, Ethanol and Energy’ Segment which consists of cultivating sugarcane which is processed in owned sugar mills, transformed into ethanol, sugar and electricity and then marketed;

Total segment assets and liabilities are measured in a manner consistent with that of the Interim Financial Statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset.

As further discussed in Note 32 to our consolidated financial statements for the year ended December 31, 2024, we apply IAS 29 to our operations in Argentina. According to IAS 29, all Argentine Peso-denominated non-monetary items in the statement of financial position are adjusted by applying a general price index from the date they were initially recognized to the end of the reporting period. Likewise, all Argentine Peso-denominated items in the statement of income are expressed in terms of the measuring unit current at the end of the reporting period, consequently, income statement items are adjusted by applying a general price index on a monthly basis from the dates they were initially recognized in the financial statements to the end of the reporting period. This process is called “re-measurement”. Once the re-measurement process is completed, all Argentine Peso denominated accounts are translated into U.S. Dollars, which is our reporting currency, applying the guidelines in IAS 21 “The Effects of Changes in Foreign Exchange Rates” (“IAS 21”). IAS 21 requires that amounts be translated at the closing rate at the date of the most recent statement of financial position. This process is called “translation”. The re-measurement and translation processes are applied on a monthly basis until year-end. Due to these processes, the re-measured and translated results of operations for a given month are subject to change until year-end, affecting comparison and analysis.

However, the internal reporting reviewed by our CODM departs from the application of IAS 29 and IAS 21 re-measurement and translation processes discussed above. For segment reporting purposes, the segment results of Argentine operations for each reporting period were adjusted for inflation and translated into the reporting currency using the reporting period average exchange rate. The translated amounts were not subsequently re-measured and translated in accordance with the IAS 29 and IAS 21 guidelines. In order to evaluate the segment’s performance, results of operations in Argentina are based on monthly data adjusted for inflation and converted into the monthly US dollar average exchange rate. These converted amounts are not subsequently readjusted and reconverted as described under IAS 29 and IAS 21. It should be noted that this translation methodology for evaluating segment information is the same that we use to translate results of operations from our subsidiaries from countries that have not been designated hyperinflationary economies because it allows for a more accurate analysis of the economic performance of its business as a whole. Our CODM believes that the exclusion of the re-measurement and translation processes from the segment reporting structure allows for a more useful presentation and facilitates period-to-period comparison and performance analysis.

The primary operating performance measure for all of our segments is “Profit or Loss from Operations” which we measure in accordance with the procedure outlined above.
The following tables show a reconciliation of the reportable segments information reviewed by our CODM with the reportable segment information measured in accordance with IAS 29 and IAS 21 as per the Interim Financial Statements for the periods presented. These tables do not include information for the Sugar, Ethanol and Energy reportable segment since this information is not affected by the application of IAS 29 and therefore there is no difference between the information reviewed by our CODM and the information included in the Interim Financial Statements:
Segment reconciliation for the nine-month period ended

September 30, 2025 (unaudited)	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	180,839	(9,273)	171,566	174,654	(4,060)	170,594	223,594	(13,848)	209,746
Cost of revenue	(175,834)	9,323	(166,511)	(149,854)	3,401	(146,453)	(194,199)	12,122	(182,077)
Initial recognition and changes in fair value of biological assets and agricultural produce	(6,561)	284	(6,277)	15,602	(1,025)	14,577	21,400	(1,837)	19,563
Changes in net realizable value of agricultural produce after harvest	8,726	(523)	8,203	(16)	16	—	(2)	2	—
Margin on manufacturing and agricultural activities before operating expenses	7,170	(189)	6,981	40,386	(1,668)	38,718	50,793	(3,561)	47,232
General and administrative expenses	(16,257)	1,364	(14,893)	(14,544)	1,162	(13,382)	(11,314)	798	(10,516)
Selling expenses	(14,447)	968	(13,479)	(25,703)	1,529	(24,174)	(26,032)	1,691	(24,341)
Other operating (expense) / income, net	1,143	(73)	1,070	4,673	376	5,049	(49)	(4)	(53)
Profit / (loss) from operations	(22,391)	2,070	(20,321)	4,812	1,399	6,211	13,398	(1,076)	12,322

Depreciation of Property, plant and equipment and amortization of Intangible assets	(4,252)	315	(3,937)	(12,058)	835	(11,223)	(10,185)	798	(9,387)
Net gain from Fair value adjustment of Investment property	—	—	—	3,122	492	3,614	—	—	—

September 30, 2025 (unaudited)	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,038,979	(27,181)	1,011,798
Cost of revenue	—	—	—	(866,264)	24,846	(841,418)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	80,057	(2,578)	77,479
Changes in net realizable value of agricultural produce after harvest	—	—	—	8,099	(505)	7,594
Margin on manufacturing and agricultural activities before operating expenses	—	—	—	260,871	(5,418)	255,453
General and administrative expenses	(31,901)	2,033	(29,868)	(95,371)	5,357	(90,014)
Selling expenses	(362)	18	(344)	(115,522)	4,206	(111,316)
Other operating (expense) / income, net	(238)	7	(231)	11,757	306	12,063
Profit / (loss) from operations	(32,501)	2,058	(30,443)	61,735	4,451	66,186

Depreciation of Property, plant and equipment and amortization of Intangible assets	(1,262)	98	(1,164)	(147,758)	2,046	(145,712)
Net gain from Fair value adjustment of Investment property	—	—	—	3,122	492	3,614
Segment reconciliation for the nine-month period ended

September 30,2024 (unaudited)	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	175,065	11,050	186,115	199,035	10,904	209,939	209,248	14,734	223,982
Cost of revenue	(159,224)	(10,566)	(169,790)	(157,478)	(9,038)	(166,516)	(174,854)	(11,506)	(186,360)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,954	4,230	33,184	31,927	7,187	39,114	6,661	812	7,473
Changes in net realizable value of agricultural produce after harvest	(17,583)	(2,410)	(19,993)	—	—	—	—	—	—
Margin on manufacturing and agricultural activities before operating expenses	27,212	2,304	29,516	73,484	9,053	82,537	41,055	4,040	45,095
General and administrative expenses	(16,195)	(1,185)	(17,380)	(11,391)	(1,183)	(12,574)	(8,271)	(784)	(9,055)
Selling expenses	(13,206)	(871)	(14,077)	(24,506)	(1,493)	(25,999)	(19,188)	(1,646)	(20,834)
Other operating (expense) / income, net	(5,358)	386	(4,972)	(14,327)	(3,963)	(18,290)	3,450	469	3,919
Profit / (loss) from operations	(7,547)	634	(6,913)	23,260	2,414	25,674	17,046	2,079	19,125

Depreciation of Property, plant and equipment and amortization of Intangible assets	(6,061)	(474)	(6,535)	(10,539)	(994)	(11,533)	(8,458)	(883)	(9,341)
Net loss from Fair value adjustment of Investment property	(588)	(40)	(628)	(17,600)	(4,256)	(21,856)	—	—	—
Impairment of assets destroyed by fire	(14,162)	(126)	(14,036)	—	—	—	—	—	—

September 30,2024 (unaudited)	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,107,999	36,688	1,144,687
Cost of revenue	—	—	—	(869,700)	(31,110)	(900,810)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	109,073	12,229	121,302
Changes in net realizable value of agricultural produce after harvest	—	—	—	(17,043)	(2,410)	(19,453)
Margin on manufacturing and agricultural activities before operating expenses	—	—	—	330,329	15,397	345,726
General and administrative expenses	(19,754)	(1,831)	(21,585)	(73,975)	(4,983)	(78,958)
Selling expenses	1,314	(31)	1,283	(111,470)	(4,041)	(115,511)
Other operating (expense) / income, net	272	6	278	(13,403)	(3,102)	(16,505)
Profit / (loss) from operations	(18,168)	(1,856)	(20,024)	131,481	3,271	134,752

Depreciation of Property, plant and equipment and amortization of Intangible assets	(1,117)	(107)	(1,224)	(168,156)	(2,458)	(170,614)
Net loss from Fair value adjustment of Investment property	—	—	—	(18,188)	(4,296)	(22,484)
Imperment of assets destroyed by fire	—	—	—	(14,162)	126	(14,036)
Segment analysis for the nine-month period ended September 30, 2025 (unaudited)

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	180,839	174,654	223,594	579,087	459,892	—	1,038,979
Cost of revenue	(175,834)	(149,854)	(194,199)	(519,887)	(346,377)	—	(866,264)
Initial recognition and changes in fair value of biological assets and agricultural produce	(6,561)	15,602	21,400	30,441	49,616	—	80,057
Changes in net realizable value of agricultural produce after harvest	8,726	(16)	(2)	8,708	(609)	—	8,099
Margin on manufacturing and agricultural activities before operating expenses	7,170	40,386	50,793	98,349	162,522	—	260,871
General and administrative expenses	(16,257)	(14,544)	(11,314)	(42,115)	(21,355)	(31,901)	(95,371)
Selling expenses	(14,447)	(25,703)	(26,032)	(66,182)	(48,978)	(362)	(115,522)
Other operating (expense) / income, net	1,143	4,673	(49)	5,767	6,228	(238)	11,757
Profit / (loss) from operations	(22,391)	4,812	13,398	(4,181)	98,417	(32,501)	61,735

Depreciation of Property, plant and equipment and amortization of Intangible assets	(4,252)	(12,058)	(10,185)	(26,495)	(120,001)	(1,262)	(147,758)
Net gain from Fair value adjustment of Investment property	—	3,122	—	3,122	—	—	3,122
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(1,529)	7,868	(14,540)	(8,201)	25,863	—	17,662
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(5,032)	7,734	35,940	38,642	23,753	—	62,395
Changes in net realizable value of agricultural produce after harvest (unrealized)	8,372	—	—	8,372	—	—	8,372
Changes in net realizable value of agricultural produce after harvest (realized)	354	(16)	(2)	336	(609)	—	(273)

As of September 30, 2025:
Farmlands and farmland improvements, net	446,887	182,251	2,534	631,672	88,896	—	720,568
Machinery, equipment, building and facilities, and other fixed assets, net	36,906	100,148	126,746	263,800	235,182	—	498,982
Bearer plants, net	1,204	—	—	1,204	410,473	—	411,677
Work in progress	2,551	15,976	8,781	27,308	23,066	—	50,374
Right of use asset	15,585	9,967	647	26,199	374,083	589	400,871
Investment property	—	34,208	—	34,208	—	—	34,208
Goodwill	9,483	5,763	—	15,246	4,106	—	19,352
Biological assets	39,161	47,031	41,493	127,685	107,022	—	234,707
Finished goods	60,252	22,680	18,431	101,363	119,360	—	220,723
Raw materials, Stocks held by third parties and others	63,897	79,087	16,828	159,812	26,751	—	186,563
Total segment assets	675,926	497,111	215,460	1,388,497	1,388,939	589	2,778,025
Borrowings	35,605	77,710	67,370	180,685	554,047	502,239	1,236,971
Lease liabilities	17,515	5,695	642	23,852	343,444	779	368,075
Total segment liabilities	53,120	83,405	68,012	204,537	897,491	503,018	1,605,046
Segment analysis for the nine-month period ended September 30, 2024 (unaudited)

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	175,065	199,035	209,248	583,348	524,651	—	1,107,999
Cost of revenue	(159,224)	(157,478)	(174,854)	(491,556)	(378,144)	—	(869,700)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,954	31,927	6,661	67,542	41,531	—	109,073
Changes in net realizable value of agricultural produce after harvest	(17,583)	—	—	(17,583)	540	—	(17,043)
Margin on manufacturing and agricultural activities before operating expenses	27,212	73,484	41,055	141,751	188,578	—	330,329
General and administrative expenses	(16,195)	(11,391)	(8,271)	(35,857)	(18,364)	(19,754)	(73,975)
Selling expenses	(13,206)	(24,506)	(19,188)	(56,900)	(55,884)	1,314	(111,470)
Other operating (expense) / income, net	(5,358)	(14,327)	3,450	(16,235)	2,560	272	(13,403)
Profit / (loss) from operations	(7,547)	23,260	17,046	32,759	116,890	(18,168)	131,481

Depreciation of Property, plant and equipment and amortization of Intangible assets	(6,061)	(10,539)	(8,458)	(25,058)	(141,981)	(1,117)	(168,156)
Net loss from Fair value adjustment of Investment property	(588)	(17,600)	—	(18,188)	—	—	(18,188)
Transfer of revaluation surplus derived from the disposals of assets before taxes	9,024	—	—	9,024	—	—	9,024
Impairment of assets destroyed by fire	(14,162)	—	—	(14,162)	—	—	(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	18,544	11,934	(23,488)	6,990	(5,444)	—	1,546
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	10,410	19,993	30,149	60,552	46,975	—	107,527
Changes in net realizable value of agricultural produce after harvest (unrealized)	(1,834)	—	—	(1,834)	—	—	(1,834)
Changes in net realizable value of agricultural produce after harvest (realized)	(15,749)	—	—	(15,749)	540	—	(15,209)

As of December 31, 2024:
Farmlands and farmland improvements, net	432,826	176,516	2,454	611,796	80,357	—	692,153
Machinery, equipment, building and facilities, and other fixed assets, net	41,770	112,849	143,640	298,259	203,679	—	501,938
Bearer plants, net	1,292	—	—	1,292	326,278	—	327,570
Work in progress	468	6,276	4,009	10,753	16,175	—	26,928
Right of use assets	20,850	15,234	474	36,558	336,521	767	373,846
Investment property	28,193	5,349	—	33,542	—	—	33,542
Goodwill	10,397	6,319	—	16,716	3,526	—	20,242
Biological assets	79,363	102,098	42,864	224,325	69,620	—	293,945
Finished goods	40,345	32,623	20,553	93,521	94,633	—	188,154
Raw materials, Stocks held by third parties and others	44,809	18,446	16,390	79,645	21,865	—	101,510
Total segment assets	700,313	475,710	230,384	1,406,407	1,152,654	767	2,559,828
Borrowings	36,573	15,270	69,199	121,042	532,230	126,284	779,556
Lease liabilities	17,385	12,549	538	30,472	310,769	789	342,030
Total segment liabilities	53,958	27,819	69,737	151,514	842,999	127,073	1,121,586